Derivative Financial Instruments	12 Months Ended
Dec. 31, 2019
Derivative Financial Instruments
Derivative Financial Instruments

(21)Derivative Financial Instruments

Risk Management Objective of Using Derivatives

The Corporation is exposed to certain risk arising from both its business operations and economic conditions.  The Corporation principally manages its exposures to a wide variety of business and operational risks through management of its core business activities. The Corporation manages economic risks, including interest rate, liquidity, and credit risk primarily by managing the amount, sources, and duration of its assets and liabilities and the use of derivative financial instruments.  Specifically, the Corporation enters into derivative financial instruments to manage exposures that arise from business activities that result in the receipt or payment of future known and uncertain cash amounts, the value of which are determined by interest rates.  The Corporation’s derivative financial instruments are used to manage differences in the amount, timing, and duration of the Corporation’s known or expected cash receipts and its known or expected cash payments principally related to the Corporation’s loan portfolio.

Mortgage Banking Derivatives

In connection with its mortgage banking activities, the Corporation enters into commitments to originate certain fixed rate residential mortgage loans for customers, also referred to as interest rate locks. In addition, the Corporation enters into forward commitments for the future sales or purchases of mortgage-backed securities to or from third-party counterparties to hedge the effect of changes in interest rates on the values of both the interest rate locks and mortgage loans held for sale. Forward sales commitments may also be in the form of commitments to sell individual mortgage loans or interest rate locks at a fixed price at a future date. The amount necessary to settle each interest rate lock is based on the price that secondary market investors would pay for loans with similar characteristics, including interest rate and term, as of the date fair value is measured. Interest rate lock commitments and forward commitments are recorded within other assets/liabilities on the consolidated balance sheets, with changes in fair values during the period recorded within net change in the fair value of derivative instruments on the unaudited consolidated statements of income.

Customer Derivatives – Interest Rate Swaps

Derivatives not designated as hedges are not speculative and result from a service the Corporation provides to certain customers to swap a fixed rate product for a variable rate product, or vice versa.  The Corporation executes interest rate derivatives with commercial banking customers to facilitate their respective risk management strategies.  Those interest rate derivatives are simultaneously hedged by offsetting derivatives that the Corporation executes with a third party, such that the Corporation minimizes its net interest rate risk exposure resulting from such transactions.  As the interest rate derivatives associated with this program do not meet the strict hedge accounting requirements, changes in the fair value of both the customer derivatives and the offsetting derivatives are recognized directly in earnings.

The following table presents a summary of the notional amounts and fair values of derivative financial instruments:

		December 31, 2019		December 31, 2018
(dollars in thousands)	Balance Sheet Line Item	Notional Amount	Asset (Liability) Fair Value	Notional Amount	Asset (Liability) Fair Value
Interest Rate Lock Commitments
Positive fair values	Other assets	$47,660	504	27,188	310
Negative fair values	Other liabilities	22,663	(157)	6,218	(40)
Total		70,323	347	33,406	270

Forward Commitments
Positive fair values	Other assets	4,500	6	—	—
Negative fair values	Other liabilities	58,250	(119)	26,500	(176)
Total		62,750	(113)	26,500	(176)

Customer Derivatives - Interest Rate Swaps
Positive fair values	Other assets	3,271	382	3,330	141
Negative fair values	Other liabilities	3,271	(431)	3,330	(161)
Total		6,541	(49)	6,660	(20)
Total derivative financial instruments		$139,614	185	66,566	74

Interest rate lock commitments are considered Level 3 in the fair value hierarchy, while the forward commitments and interest rate swaps are considered Level 2 in the fair value hierarchy.

The following table presents a summary of the fair value gains and losses on derivative financial instruments:

	Year Ended December 31,
(dollars in thousands)	2019	2018
Interest Rate Lock Commitments	$77	(40)
Forward Commitments	63	(101)
Customer Derivatives - Interest Rate Swaps	(29)	(20)
Net fair value gains (losses) on derivative financial instruments	$111	(161)

Realized gains/(losses) on derivatives were $(816) thousand and $627 thousand for the year ended December 31, 2019 and 2018, respectively, and are included in other non-interest income in the consolidated statements of income.